Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

On January 1, 2019, the Company’s President entered into a car rental agreement with the Company for two years. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of approximately $700. The agreement was replaced by a new agreement on November 30, 2019 from December 1, 2019 through December 31, 2020, with monthly rent of approximately $1,700, or total payment of $22,288, which was paid in full in advance as required by the agreement, and was recorded under right of use asset; at March 31, 2021, the net ROU for auto leasing was $0.

On January 1, 2020, the Company’s President entered into a car rental agreement with the Company for one year. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of RMB 20,000 ($2,849), or total payment of $34,188, which was paid in full in advance as required by the agreement, and was recorded as prepaid expense since the lease term was not over one year, and not required to be accounted for as a ROU. This rental agreement was canceled in June 2020 and the unused rents of RMB 120,000 ($17,620) was returned to the Company.

The Company recorded car lease expense to the Company’s President of $10,775 and $9,400 for the nine months ended March 31, 2021 and 2020. The Company recorded car lease expense to the Company’s President of $0 and $5,158 for the three months ended March 31, 2021 and 2020.

In April 2020, the Company’s President entered into a one-year apartment rental agreement with the Company for an apartment located in Harbin city as the Company’s branch office with an annual rent of RMB 75,000 ($11,000). The term was from May 1, 2020 through April 30, 2021. The rent expense for this agreement was $8,418 and $2,186 for the nine months ended March 31, 2021 and 2020, respectively. The rent expense for this agreement was $2,881 and $729 for the three months ended March 31, 2021 and 2020, respectively.

On October 1, 2020, the Company’s President entered into an office rental agreement with Xunrui. Pursuant to the agreement, the Company rents an office in Harbin city with a total payment of RMB 163,800 ($24,050) from October 1, 2020 through September 30, 2021. The rent expense for this agreement was $12,257 for the nine months ended March 31, 2021.

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company’s President, Zhixin Liu, paid certain operating expenses on behalf of the Company. As of June 30, 2020 and 2019, the amounts due to the President were $0 and $86,733, respectively. These amounts were interest-free, unsecured and due on demand.

On January 1, 2019, the Company’s President entered into a car rental agreement with the Company for a term of two years. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of approximately $700. The agreement was replaced by a new agreement entered on November 30, 2019 for the leasing period from December 1, 2019 through December 31, 2020, with monthly rent of approximately $1,700, or total payment of $22,288, which was paid in full in advance as required by the agreement, and was recorded under right of use asset; at June 30, 2020, the net right of use asset for auto leasing was $10,170.

On January 1, 2020, the Company’s President entered into a car rental agreement with the Company for a term of one year. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of RMB 20,000 ($2,849), or total payment of $34,188, which was paid in full in advance as required by the agreement, and was recorded as prepaid expense since the lease term was not over one year, and hence not required to be accounted for as a right-of-use asset.

The Company recorded car lease expense to the Company’s President of $29,060 and $13,184 for the years ended June 30, 2020 and 2019.

In April 2019, the Company’s President entered into an apartment rental agreement with the Company. Pursuant to the agreement, the Company rents an apartment located in Harbin city as the Company’s branch office from the Company’s President with an annual rent of approximately $2,828. The term was from May 1, 2019 through April 30, 2020. The rent paid under this agreement was $2,374 and $2,930 for the years ended June 30, 2020 and 2019, respectively.

On April 22, 2019, the Company borrowed RMB 400,000 (or approximately $57,000) with no interest from the Company’s President to pay operating expenses. The loan was repaid on July 8, 2019.